Schedule of Investments

March 31, 2022 (Unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 59.6%

Communication Services - 4.0%
INTERPUBLIC GROUP OF COS INC	6,654	235,884
LUMEN TECHNOLOGIES INC	19,891	224,172
NEWS CORP - CLASS A	10,760	238,334
NEWS CORP - CLASS B	10,626	239,298
OMNICOM GRP INC	2,850	241,908
WARNER BROS. DISCOVERY, INC. - CLASS A (2)	8,431	210,101
WARNER BROS. DISCOVERY, INC. - CLASS C (2)	8,458	211,196

		1,600,893

Consumer Discretionary - 8.1%
ADVANCE AUTO PARTS INC	1,079	223,310
BORG WARNER INC	5,333	207,454
GAP INC	13,704	192,952
HASBRO INC	2,460	201,523
MOHAWK INDS INC (2)	1,358	168,664
NEWELL BRANDS INC	9,965	213,351
NORWEGIAN CRUISE LINE HOLDINGS LTD (2)	10,736	234,904
PENN NATIONAL GAMING (2)	4,847	205,610
PULTEGROUP INC	4,492	188,215
PVH CORPORATION	2,292	175,590
RALPH LAUREN CORP	1,810	205,326
TAPESTRY INC	5,967	221,674
UNDER ARMOUR INC - CLASS A (2)	11,900	202,538
UNDER ARMOUR INC - CLASS C (2)	14,020	218,151
WHIRLPOOL CORP	1,068	184,529
WYNN RESORTS LTD (2)	2,580	205,729

		3,249,520

Consumer Staples - 2.6%
CAMPBELL SOUP CO	5,223	232,789
CONAGRA BRANDS INC	6,580	220,891
J M SMUCKER COMPANY	578	78,267
LAMB WESTON HOLDINGS INC	4,037	241,857
MOLSON COORS BEVERAGE COMPANY	5,227	279,017

		1,052,821

Energy - 2.7%
APA Corporation	7,001	289,351
CONOCOPHILLIPS	2,581	258,100
COTERRA ENERGY INC	10,386	280,110
MARATHON OIL CORP	10,847	272,368

		1,099,929

Financials - 6.9%
ASSURANT INC	1,364	248,016
Cboe Global Markets, Inc.	2,033	232,616
COMERICA INC	2,449	221,463
EVEREST RE GROUP LTD BERMUDA	780	235,076
GLOBE LIFE INC	2,253	226,652
INVESCO LTD	10,515	242,476
LINCOLN NATL CORP IND	3,404	222,485

LOEWS CORPORATION	3,841	248,974
MARKETAXESS HLDGS INC	628	213,646
PEOPLE'S UNITED FINL INC (2)	11,162	223,128
W.R BERKLEY CORP	3,692	245,850
ZIONS BANCORPORATION N.A	3,305	216,676

		2,777,058

Healthcare - 5.9%
ABIOMED INC (2)	706	233,855
CARDINAL HEALTH INC	4,346	246,418
DAVITA INC (2)	2,215	250,539
DENTSPLY SIRONA INC	4,471	220,063
HENRY SCHEIN INC (2)	2,809	244,917
INCYTE CORPORATION (2)	3,188	253,191
ORGANON & CO	6,512	227,464
TELEFLEX INC	761	270,026
UNIVERSAL HEALTH SVR INC	1,792	259,750
VIATRIS INC.	15,811	172,024

		2,378,247

Industrials - 10.2%
A. O. SMITH CORP	3,009	192,245
ALASKA AIR GROUP INC (2)	4,152	240,858
ALLEGION PLC	1,930	211,875
AMERICAN AIRLINES GROUP INC (2)	13,439	245,262
C.H. ROBINSON WRLDWDE INC	2,316	249,456
FORTUNE BRANDS HOME & SECURITY INC	2,382	176,935
HOWMET AEROSPACE INC	7,623	273,971
HUNTINGTON INGALLS INDUSTRIES INC	1,243	247,904
LEIDOS HOLDINGS INC	2,781	300,404
MASCO CORP	3,640	185,640
NIELSEN HOLDINGS PLC	11,950	325,518
PENTAIR PLC (IRELAND)	3,556	192,771
QUANTA SERVICES INC	2,201	289,674
ROBERT HALF INTL INC	2,103	240,121
ROLLINS INC	7,605	266,555
SNAP ON INC	1,158	237,946
United Airlines Holdings, Inc. (2)	5,527	256,232

		4,133,367

Information Technology - 5.9%
CERIDIAN HCM HOLDING INC (2)	2,541	173,703
CITRIX SYSTEMS INC	2,280	230,052
DXC TECHNOLOGY COMPANY (2)	7,494	244,529
F5, INC. (2)	1,066	222,741
IPG PHOTONICS CORP (2)	1,465	160,798
JACK HENRY & ASSOC INC	1,464	288,478
JUNIPER NETWORKS	7,306	271,491
NORTONLIFELOCK INC	9,628	255,335
PTC INC (2)	2,084	224,488
SOLAREDGE TECHNOLOGIES, INC (2)	1,001	322,692

		2,394,307

Materials - 5.0%
CF INDUSTRIES HOLDINGS	2,985	307,634
EASTMAN CHEMICAL COMPANY	2,092	234,430
FMC CORP	2,298	302,348
MOSAIC COMPANY NEW (HOLDING COMPANY)	6,312	419,748
PACKAGING CORP OF AMERICA	1,608	251,025
SEALED AIR CORP	3,466	232,083
WESTROCK COMPANY	5,584	262,616

		2,009,884

Real Estate Investment Trust - 3.8%
FEDERAL REALTY INVESTMENT TRUST (MD)		1,834	223,876
HOST HOTEL & RESORTS INC		14,395	279,695
IRON MOUNTAIN INC (REIT)		5,037	279,100
KIMCO REALTY CORP		10,131	250,236
REGENCY CENTERS CORP		3,283	234,209
SL GREEN REALTY CORP		128	10,391
VORNADO REALTY TRUST		5,642	255,695

			1,533,202

Utilities - 4.5%
AES CORPORATION		10,453	268,956
ALLIANT ENERGY CORP		4,210	263,041
ATMOS ENERGY CORP		2,406	287,493
EVERGY INC		3,706	253,268
NISOURCE INC HLDG CO		8,248	262,286
NRG ENERGY INC		5,997	230,045
PINNACLE WEST CAP CORP		3,063	239,220

			1,804,309

Total Common Stocks (United States)	(Cost	$19,467,334)	24,033,537

Preferred Stock (United States) - 0.0%

Wells Fargo & Co. Preferred (6)		1	0

Total Preferred Stock (United States)	(Cost	0)	0

Money Market Registered Investment Companies - 32.8%

Meeder Institutional Prime Money Market Fund, 0.22% (3)		13,244,658	13,239,360

Total Money Market Registered Investment Companies	(Cost	$13,246,689)	13,239,360

Bank Obligations - 0.0%

First Merchants Bank Deposit Account, 0.55%, 4/1/2022 (4)		8,187	8,187
Metro City Bank Deposit Account, 0.05%, 4/1/2022 (4)		19	19

Total Bank Obligations	(Cost	$8,206)	8,206

Total Investments - 92.4%	(Cost	$32,722,229)	37,281,103

Other Assets less Liabilities - 7.6%			3,068,111

Total Net Assets - 100.0%			40,349,214

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,160	14,871
Meeder Dynamic Allocation Fund - Retail Class		3,132	41,468
Meeder Muirfield Fund - Retail Class		1,563	14,176
Meeder Conservative Allocation Fund - Retail Class		335	7,615

Total Trustee Deferred Compensation	(Cost	$65,993)	78,130

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Standard & Poors 500 Mini Futures	72	6/17/2022	16,310,700	997,837

Total Futures Contracts	72		16,310,700	997,837

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$37,272,897	$997,837
Level 2 - Other Significant Observable Inputs	8,206	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$37,281,103	$997,837

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.